Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Related party transactions [abstract]
Amounts owed by related parties	£ 14,499	£ 5,675
Amounts owed to related parties	£ 14,230	£ 6,096